Goodwill and Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

A summary of the changes in the balance of goodwill by segment is as follows:

	EEG iGaming	EEG Games	Total

Goodwill, balance as of June 30, 2022	19,660,481	2,614,832	22,275,313
Impairment charges	(14,500,000)	(1,635,000)	(16,135,000)
Foreign currency translation	443,801	-	443,801
Goodwill, balance as of December 31, 2022	$5,604,282	$979,832	$6,584,114

A reconciliation of goodwill and accumulated goodwill impairment losses, by reportable segment, is as follows:

		EEG iGaming	EEG Games	Total
Balance as of July 1, 2020
Goodwill, net (1)	(1)	$-	$-	$-
Goodwill acquired during the year		15,146,258	25,818,092	40,964,350
Effects of foreign currency exchange rates		(37,246)	10,266	(26,980)
Balance as of June 30, 2021
Goodwill, gross		15,109,012	25,828,358	40,937,370
Accumulated goodwill impairment charges		-	-	-
Goodwill, net		15,109,012	25,828,358	40,937,370
Goodwill acquired during the year		11,292,685	-	11,292,685
Effects of foreign currency exchange rates		(2,888,340)	(93,771)	(2,982,111)
Impairment charges		(3,852,876)	(23,119,755)	(26,972,631)
Balance as of June 30, 2022
Goodwill, gross		23,513,357	25,734,587	49,247,944
Accumulated goodwill impairment charges		(3,852,876)	(23,119,755)	(26,972,631)
Goodwill, net		$19,660,481	$2,614,832	$22,275,313

(1)	As of July 1, 2020 the Company had not yet acquired any goodwill.

Schedule of Intangible Assets

The table below reflects the adjusted gross carrying amounts for these intangible assets. The intangible amounts comprising the intangible asset balance are as follows:

	December 31, 2022			June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Tradename	$5,949,595	$(893,348)	$5,056,247	$5,835,512	$(578,960)	$5,256,552
Developed technology and software	10,244,592	(3,061,301)	7,183,291	10,109,366	(1,935,018)	8,174,348
Gaming licenses	1,348,025	(1,129,676)	218,349	1,317,567	(774,760)	542,807
Player relationships	21,395,918	(7,013,592)	14,382,326	20,920,029	(4,757,813)	16,162,216
Internal-use software	225,847	(17,830)	208,017	225,086	(14,520)	210,566
Total	$39,163,977	$(12,115,745)	$27,048,230	$38,407,560	$(8,060,653)	$30,346,489

The table below reflects the adjusted gross carrying amounts for these intangible assets. The intangible amounts comprising the intangible asset balance are as follows:

	June 30, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Tradenames	$5,835,512	$(578,960)	$5,256,552
Developed technology and software	10,109,366	(1,935,018)	8,174,348
Gaming licenses	1,317,567	(774,760)	542,807
Player relationships	20,920,029	(4,757,813)	16,162,216
Internal-use software	225,086	(14,520)	210,566

Total	$38,407,560	$(8,060,653)	$30,346,489

	June 30, 2021
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

Tradename	$7,396,804	$(257,018)	$7,139,786
Developed technology and software	25,231,659	(1,242,605)	23,989,054
Gaming licenses	1,752,612	(573,876)	1,178,736
Player relationships	13,956,083	(1,253,135)	12,702,948
Internal-use software	777,171	(15,140)	762,031

Total	$49,114,329	$(3,341,774)	$45,772,555

Schedule of Future Amortization of Intangible Assets

The estimated future amortization related to definite-lived intangible assets is as follows:

Remainder of Fiscal 2023	$3,799,449
Fiscal 2024	7,123,766
Fiscal 2025	7,123,766
Fiscal 2026	5,982,199
Fiscal 2027	676,955
Thereafter	2,342,095
Total	$27,048,230

The estimated future amortization related to definite-lived intangible assets is as follows:

Fiscal 2023	$7,533,227
Fiscal 2024	6,990,001
Fiscal 2025	6,990,001
Fiscal 2026	5,870,261
Fiscal 2027	665,547
Thereafter	2,297,452
Total	$30,346,489